Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period	2/1/12-2/29/12
Determination Date	3/9/2012
Distribution Date	3/15/2012

Pool Balance

1 .	Pool Balance on the close of the last day of the preceding Collection Period				$595,155,652.49
2 .	Collections allocable to Principal				$18,042,593.45
3 .	Purchase Amount allocable to Principal				$0.00
4 .	Defaulted Receivables				$609,521.46

5 .	Pool Balance on the close of the last day of the related Collection Period
	(Ln1 - Ln2 - Ln3 - Ln4)				$576,503,537.58

6 .	Total number of Receivables outstanding on the close of the last day of the related Collection Period				39,356

7 .	Initial Pool Balance				$650,000,004.80

			Beginning		End
8 .	Note Balances		of Period		of Period
	a.	Class A-1 Note Balance	$53,204,095.97		$34,738,502.20
	b.	Class A-2 Note Balance	$216,000,000.00		$216,000,000.00
	c.	Class A-3 Note Balance	$198,000,000.00		$198,000,000.00
	d.	Class A-4 Note Balance	$85,600,000.00		$85,600,000.00
	e.	Class B Note Balance	$13,650,000.00		$13,650,000.00
	f.	Class C Note Balance	$11,700,000.00		$11,700,000.00
	g.	Class D Note Balance	$11,050,000.00		$11,050,000.00

	h.	Note Balance (sum a - g)	$589,204,095.97		$570,738,502.20

9 .	Pool Factors

	a.	Class A-1 Note Pool Factor	0.4667026		0.3047237
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9064678		0.8780592

10 .	Overcollateralization Target Amount				$5,765,035.38
11 .	Current overcollateralization amount (Pool Balance - Note Balance)				$5,765,035.38

12 .	Weighted Average Coupon			%	8.83%
13 .	Weighted Average Original Term		months		65.76
14 .	Weighted Average Remaining Term		months		56.41

Collections

15 .	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,402,853.36
	b.	Liquidation Proceeds allocable to Finance Charge			$347.34
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,403,200.70

16 .	Principal:
	a.	Collections allocable to Principal	$18,042,593.45
	b.	Liquidation Proceeds allocable to Principal	$204,797.01
	c.	Purchase Amount allocable to Principal	$0.00

	d.	Available Principal Collections (sum a - c)	$18,247,390.46

17 .	Total Finance Charge and Principal Collections (15d+16d)		$22,650,591.16
18 .	Interest Income from Collection Account		$1,241.41
19 .	Simple Interest Advances		$0.00

20 .	Available Collections (Ln17+18+19)		$22,651,832.57

Available Funds

21 .	Available Collections		$22,651,832.57
22 .	Reserve Account Draw Amount		$0.00

23 .	Available Funds		$22,651,832.57

Application of Available Funds

24 .	Servicing Fee
	a.	Monthly Servicing Fee	$495,963.04
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$495,963.04

	d.	Shortfall Amount (a + b - c)	$0.00

25 .	Unreimbursed Servicer Advances		$0.00

26 .	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,719.72
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,719.72

	e.	Shortfall Amount (a + b + c - d)	$0.00

27 .	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$17,450.41
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$17,450.41

	e.	Class A-2 Monthly Interest	$126,000.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$126,000.00

	i.	Class A-3 Monthly Interest	$176,550.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$176,550.00

	m.	Class A-4 Monthly Interest	$107,713.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$107,713.33

28 .	Priority Principal Distributable Amount		$0.00

29 .	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$24,683.75
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$24,683.75

30 .	Secondary Principal Distributable Amount		$0.00

31 .	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$26,910.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$26,910.00

32 .	Tertiary Principal Distributable Amount		$1,650,558.39

33 .	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$35,912.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$35,912.50

34 .	Quaternary Principal Distributable Amount		$11,050,000.00

35 .	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$13,715,461.14

36 .	Reserve Account Deficiency		$0.00

37 .	Regular Principal Distributable Amount		$5,765,035.38

38 .	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39 .	Additional Servicing Fees, if any		$0.00

40 .	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41 .	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,403,200.70
	b.	Total Daily Deposits of Principal Collections	$18,247,390.46
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,241.41

	e.	Total Deposits to Collection Account (sum a - d)	$22,651,832.57

42 .	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$495,963.04
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,719.72
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,980,813.76
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,171,336.05

	f.	Total Withdrawals from Collection Account (sum a - e)	$22,651,832.57

Note Payment Account Activity

43 .	Deposits
	a.	Class A-1 Interest Distribution	$17,450.41
	b.	Class A-2 Interest Distribution	$126,000.00
	c.	Class A-3 Interest Distribution	$176,550.00
	d.	Class A-4 Interest Distribution	$107,713.33
	e.	Class B Interest Distribution	$24,683.75
	f.	Class C Interest Distribution	$26,910.00
	g.	Class D Interest Distribution	$35,912.50

	h.	Class A-1 Principal Distribution	$18,465,593.77
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$18,980,813.76

44. Withdrawals
a. Class A-1 Distribution	$18,483,044.18
b. Class A-2 Distribution	$126,000.00
c. Class A-3 Distribution	$176,550.00
d. Class A-4 Distribution	$107,713.33
e. Class B Distribution	$24,683.75
f. Class C Distribution	$26,910.00
g. Class D Distribution	$35,912.50

h. Total Withdrawals from Note Payment Account (sum a - g)	$18,980,813.76

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$3,171,336.05
b. Reserve Account surplus (Ln 55)	$101.77

c. Total Deposits to Certificate Payment Account (sum a - b)	$3,171,437.82

46. Withdrawals
a. Certificateholder Distribution	$3,171,437.82

b. Total Withdrawals from Certificate Payment Account	$3,171,437.82

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$570,738,502.20

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$101.77
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,101.77
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$101.77

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59. Amount to be paid to Servicer from the Collection Account	$495,963.04
60. Amount to be paid to Backup Servicer from the Collection Account	$3,719.72
61. Amount to be deposited from the Collection Account into the Note Payment Account	$18,980,813.76
62. Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,171,336.05
63. Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$101.77
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$18,483,044.18
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$126,000.00
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$176,550.00
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$107,713.33
69. Amount to be paid to Class B Noteholders from the Note Payment Account	$24,683.75
70. Amount to be paid to Class C Noteholders from the Note Payment Account	$26,910.00
71. Amount to be paid to Class D Noteholders from the Note Payment Account	$35,912.50
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,171,437.82

Net Loss and Delinquency Activity

73 . Net Losses with respect to preceding Collection Period		$404,377.11
74 . Cumulative Net Losses		$456,849.49
75 . Cumulative Net Loss Percentage		0.0703%
76 . Delinquency Analysis

	Number of	Principal
	Loans	Balance
a. 31 to 60 days past due	435	$5,209,065.16
b. 61 to 90 days past due	108	$1,303,476.99
c. 91 or more days past due	58	$747,390.79

d. Total Past Due (sum a-c)	601	7,259,932.94

Servicer Covenant

77 . CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,626,771,000.00
78 . Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on March 09, 2012.

CARMAX BUSINESS SERVICES, LLC As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer